Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory Disclosure [Line Items]
Inventory write down	$ 2.2	$ 0.3	$ 0.4